Commitments and Contingencies (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating leases
ROU assets - opening balance	$ 4,969	$ 3,014	$ 2,471
ROU assets - additions	2,546	831
ROU assets - disposals	(591)	(288)
ROU assets - accumulated depreciation	2,037	1,599
ROU assets, net	2,932	1,415
Other long term liabilities	(1,914)	(679)
Other Current Liabilities [Member]
Operating leases
Other current liabilities	1,018	736
Other Noncurrent Liabilities [Member]
Operating leases
Other long term liabilities	(1,914)	(679)
Other Liabilities [Member]
Operating leases
Total lease liabilities	$ (2,932)	$ (1,415)